RECURRENT MLP & INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 74.3%
	FOOD - 1.1%
27,335	Darling Ingredients, Inc.(a)	$ 1,888,028

	OIL & GAS PRODUCERS - 72.4%
227,198	AltaGas Ltd.	4,806,584
1,442,913	Cenovus Energy, Inc.	12,033,893
46,869	Cheniere Energy, Inc.(a)	3,980,584
129,356	Enbridge, Inc.	5,090,159
356,699	Equitrans Midstream Corporation	2,932,066
218,260	Keyera Corporation	5,839,615
458,012	Kinder Morgan, Inc.	7,960,249
164,675	Marathon Petroleum Corporation	9,093,354
348,017	Pembina Pipeline Corporation	11,501,962
99,121	Phillips 66	7,278,455
805,604	Plains GP Holdings, L.P., Class A	8,450,786
300,392	Suncor Energy, Inc.	5,896,695
170,110	Targa Resources Corporation	7,163,332
73,928	TC Energy Corporation	3,602,511
119,045	Valero Energy Corporation	7,972,444
466,978	Viper Energy Partners, L.P.	8,410,274
273,403	Williams Companies, Inc. (The)	6,848,745
		118,861,708
	RENEWABLE ENERGY - 0.8%
50,500	Aemetis, Inc.(a)	442,885
15,383	Renewable Energy Group, Inc.(a)	942,209
		1,385,094

	TOTAL COMMON STOCKS (Cost $94,079,571)	122,134,830

	MASTER LIMITED PARTNERSHIPS — 23.6%
	OIL & GAS PRODUCERS - 23.6%
1,187,203	Energy Transfer, L.P.	11,705,822
423,414	Enterprise Products Partners, L.P.	9,556,454
130,206	Magellan Midstream Partners, L.P.	6,067,600

RECURRENT MLP & INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	MASTER LIMITED PARTNERSHIPS — 23.6% (Continued)
	OIL & GAS PRODUCERS - 23.6% (Continued)
56,527	Sunoco, L.P.	$ 2,148,591
463,873	Western Midstream Partners, L.P.	9,272,821
		38,751,288

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $33,439,981)	38,751,288

	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
2,565,459	Federated Hermes Government Obligations Fund, Institutional Class, 0.01% (Cost $2,565,459)(b)	2,565,459

	TOTAL INVESTMENTS - 99.5% (Cost $130,085,011)	$ 163,451,577
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	752,390
	NET ASSETS - 100.0%	$ 164,203,967

LP	- Limited Partnership
LTD	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2021.